2. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2017	March 31, 2016
Furniture and office equipment, at cost	$352,085	$394,395
Accumulated depreciation	(322,862)	(358,357)
	$29,223	$36,038